Liquidity	6 Months Ended
Jun. 30, 2021
Liquidity [Abstract]
Substantial Doubt about Going Concern [Text Block]
17.     Liquidity
Management is required to assess if the Company will have sufficient liquidity to continue as a going concern for the one-year period following the issuance of these unaudited consolidated financial statements. The Company declared purchase options to acquire six tankers with an expected completion date in September 2021, for a total cost of $128.8 million, as part of the repurchase options under the sale-leaseback arrangements described in note 7. As a result of this, over the one-year period following the issuance of these unaudited consolidated financial statements, the Company expects it will need to obtain additional sources of financing, in addition to amounts generated from operations, to meet its minimum liquidity requirements under its financial covenants. In June 2021, the Company signed term sheets for $141.7 million in new sale-leaseback transactions relating to eight vessels, including two vessels that were repurchased in May 2021 and six vessels to be repurchased in September 2021. The Company considers it probable that these sale-leaseback transactions will be completed during the third quarter of 2021.
Based on the Company's liquidity as at the date these unaudited consolidated financial statements were issued, including the liquidity it expects to generate from the completion of the sale-leaseback of eight vessels and from the expected cash flows from Company's operations over the following year, the Company estimates that it will have sufficient liquidity to continue as a going concern for at least a one-year period following the issuance of these unaudited consolidated financial statements.